INCOME TAX EXPENSES (Schedule of Deferred Income Taxes) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Deferred tax assets	₪ 121	₪ 130
Deferred tax liabilities
Deferred tax liabilities	83	75
Deferred tax assets, net	38	55
Deferred tax assets to be recovered after more than 12 months [Member]
Deferred tax assets
Deferred tax assets	69	80
Deferred tax assets to be recovered within 12 months [Member]
Deferred tax assets
Deferred tax assets	52	50
Deferred tax liabilities to be recovered after more than 12 months [Member]
Deferred tax liabilities
Deferred tax liabilities	64	63
Deferred tax liabilities to be recovered within 12 months [Member]
Deferred tax liabilities
Deferred tax liabilities	₪ 19	₪ 12